SEGMENT INFORMATION - Non-current Assets Other Than Deferred Tax Assets by Jurisdiction (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 1,697,313	$ 1,235,892
Spain
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	625,152	587,354
United States of America
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	156,132	83,666
Argentina
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	129,978	156,594
France
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	114,079	44
Colombia
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	61,447	64,666
Uruguay
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	54,109	47,903
United Kingdom
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	133,975	51,746
Mexico
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	54,160	51,965
Italy
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	52,111	27,844
Denmark
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	32,124	32,469
Brazil
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	151,599	28,649
Germany
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	24,973	1,112
Australia
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	24,776	24,779
India
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	12,269	26,814
Hong Kong
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	15,931	15,577
Chile
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	12,341	13,395
Romania
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	7,173	1,492
Peru
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	6,656	8,393
Moldova
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	594	0
Vietnam
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	219	0
Luxembourg
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	4,226	4,226
Belarus
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	3,216	5,461
Ukraine
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	1,484	0
Costa Rica
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	5,067	821
Ecuador
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	754	690
Canada
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	11,762	103
Poland
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	769	42
Other countries
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 237	$ 87